Income tax expense - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit / (Loss) before tax	€ 135,370	€ 47,553	€ (22,449)
Tax benefit / (expense) calculated at the Swiss statutory tax rate of 18.76% (18.81% in both FY2023/24 and FY2022/23) applicable to the Company	(25,398)	(8,941)	4,221
Adjustments in respect of prior years	(625)	(443)	5,051
Recognition of previously unrecognized deductible temporary differences and tax losses carry-forward	8,194	188	2,428
Expenses not deductible for tax purposes	(6,436)	(9,805)	(7,349)
Current-year losses for which no deferred income tax asset is recognized	(3,871)	(6,293)	(5,039)
Effect of income taxed at different tax rates	(10,658)	(1,580)	(4,667)
Tax-exempt income	1,464	2,168	1,885
Other tax items	(4,472)	(1,901)	2,420
Income tax expense	(41,802)	(26,607)	(1,050)
Tax effect on actuarial gains / losses	(384)	182	86
Tax effect on other investments at FVOCI	710	168	(181)
Total tax effect	€ 326	€ 350	€ (95)